DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Direct Operating Costs [Abstract]
Direct Operating Costs

US$ MILLIONS	2023	2022	2021
Cost of inventory	$3,217	$2,881	$1,308
Depreciation and amortization	2,739	2,158	2,036
Compensation	2,582	1,707	1,517
Fuel, transportation and distribution costs	1,553	1,624	1,514
Operations and maintenance costs	1,143	852	733
Marketing and administrative costs	883	535	477
Utilities	702	500	409
Other direct operating costs	651	253	253
Total	$13,470	$10,510	$8,247